Revenue - Stream and Related Interests and Royalty Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue
Revenue from streams	$ 105,442	$ 75,002	$ 221,584	$ 138,495
Revenues from royalties	23,769	19,085	54,620	37,837
Total revenues	$ 129,211	$ 94,087	$ 276,204	$ 176,332
One Financial Institution
Revenue
Percentage of Company's revenue	70.00%	79.00%	88.00%	82.00%
Cerro Lindo
Revenue
Revenue from streams	$ 22,036	$ 24,205	$ 61,279	$ 38,708
Northparkes
Revenue
Revenue from streams	24,051	31,419	56,739	56,966
ATO
Revenue
Revenue from streams	17,746	0	17,746	2,690
Impala Bafokeng
Revenue
Revenue from streams	10,465	4,587	17,226	9,346
Buritica
Revenue
Revenue from streams	10,117	3,577	17,111	7,169
Bonikro
Revenue
Revenue from streams	4,599	2,813	17,071	6,448
El Mochito
Revenue
Revenue from streams	5,545	0	10,795	91
Auramet
Revenue
Revenue from streams	5,005	4,213	10,633	7,848
Agbaou
Revenue
Revenue from streams	2,844	1,802	7,948	4,950
Revenues from royalties	2,091	1,399	4,357	3,052
Gunnison
Revenue
Revenue from streams	2,030	234	2,701	234
Other
Revenue
Revenue from streams	1,004	2,152	2,335	4,045
Revenues from royalties	3,388	1,089	7,479	1,746
Beta Hunt
Revenue
Revenues from royalties	4,646	4,760	11,295	9,402
Fosterville
Revenue
Revenues from royalties	3,203	2,532	6,632	5,494
Camino Rojo
Revenue
Revenues from royalties	2,316	2,089	4,654	4,042
Young-Davidson
Revenue
Revenues from royalties	1,707	2,136	4,212	3,835
Florida Canyon
Revenue
Revenues from royalties	1,823	1,798	3,976	3,337
Sunrise Dam
Revenue
Revenues from royalties	699	166	3,322	968
Kensington
Revenue
Revenues from royalties	1,269	914	3,012	1,831
Stawell
Revenue
Revenues from royalties	1,341	1,135	2,790	1,938
Henty
Revenue
Revenues from royalties	671	591	1,468	1,249
Eagle River Complex
Revenue
Revenues from royalties	$ 615	$ 476	$ 1,423	$ 943